One Commerce Square
                                                      Philadelphia, PA 19103

Delaware Group of Funds
                                                      DELAWARE
                                                      GROUP
                                                      ________

                                                      1933 Act Rule 497(j)
                                                      File No. 2-10765
                                                      1940 Act File No. 811-249
January 2, 1998

Filed via EDGAR (CIK #0000027801)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  File No. 2-10765
     DELAWARE GROUP EQUITY FUNDS I, INC.
     DELAWARE FUND AND DEVON FUND

Dear Commission:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information for Delaware Group Equity Funds I, Inc. that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 105, the most recent post-effective amendment of Delaware Group Equity Funds I, Inc. Post-Effective Amendment No. 105 was filed electronically with the Commission on December 23, 1997 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ David P. O'Connor

David P. O'Connor
Assistant Vice President/
Assistant Secretary/Senior Counsel